Consolidated Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–42.72%
Advertising–0.00%
Pacific Drilling S.A.(b)	1,362	$1,022
Aerospace & Defense–1.87%
L3Harris Technologies, Inc.	25,643	4,316,486
Lockheed Martin Corp.	16,794	6,364,422
Northrop Grumman Corp.	14,735	4,789,023
		15,469,931
Air Freight & Logistics–0.25%
FedEx Corp.	12,085	2,035,114
Alternative Carriers–0.00%
Africa Telecommunications, Media and Technology Fund I, LLC (Supranational)(b)(c)	9,542,930	10
Apparel, Accessories & Luxury Goods–0.00%
Sunrise Oil & Gas, Inc.(b)	4,631	25,471
Application Software–0.00%
Fusion Connect, Inc.(b)	6,073	6,620
Intemap Corp.(b)	12,888	16,110
		22,730
Communications Equipment–1.14%
Cisco Systems, Inc.(d)	176,463	8,311,407
Lumentum Holdings, Inc.(b)	12,202	1,132,712
		9,444,119
Consumer Finance–0.18%
Discover Financial Services	30,329	1,499,162
Copper–0.26%
Southern Copper Corp. (Peru)	49,051	2,144,019
Diversified Banks–0.99%
JPMorgan Chase & Co.	84,566	8,172,458
Electric Utilities–0.75%
American Electric Power Co., Inc.	19,709	1,712,318
Duke Energy Corp.	25,449	2,156,548
Xcel Energy, Inc.(d)	33,803	2,333,759
		6,202,625
Electrical Components & Equipment–0.92%
AMETEK, Inc.	37,715	3,516,924
Eaton Corp. PLC	44,024	4,099,955
		7,616,879
Environmental & Facilities Services–0.61%
Republic Services, Inc.	58,070	5,066,607
General Merchandise Stores–0.20%
Dollar Tree, Inc.(b)	17,656	1,648,188
Gold–6.36%
SPDR ® Gold Trust–ETF(b)	282,915	52,460,928
Shares		Value
Health Care Equipment–1.48%
Abbott Laboratories	60,793	$6,118,208
Medtronic PLC(d)	63,617	6,137,768
		12,255,976
Health Care Services–2.04%
AMN Healthcare Services, Inc.(b)	52,627	2,891,327
Cigna Corp.	24,556	4,240,576
Premier, Inc., Class A(b)	130,478	4,562,816
Quest Diagnostics, Inc.	40,190	5,106,943
		16,801,662
Health Care Supplies–0.15%
Alcon, Inc. (Switzerland)(b)	21,182	1,270,496
Home Improvement Retail–1.36%
Lowe’s Cos., Inc.	75,268	11,208,158
Household Products–0.46%
Reynolds Consumer Products, Inc.	112,094	3,817,922
Industrial Conglomerates–0.37%
Honeywell International, Inc.	20,306	3,033,107
Industrial Machinery–0.55%
Stanley Black & Decker, Inc.	29,545	4,529,839
Integrated Oil & Gas–0.30%
Chevron Corp.	11,751	986,379
TOTAL S.A., ADR (France)	39,655	1,493,407
		2,479,786
Integrated Telecommunication Services–0.62%
Verizon Communications, Inc.(d)	88,457	5,084,508
Interactive Media & Services–1.90%
Alphabet, Inc., Class A(b)	10,547	15,693,409
Investment Banking & Brokerage–0.78%
Goldman Sachs Group, Inc. (The)(d)	25,106	4,969,984
Raymond James Financial, Inc.	21,396	1,486,594
		6,456,578
Managed Health Care–0.88%
UnitedHealth Group, Inc.	24,095	7,295,484
Marine–0.00%
HGIM Corp.(b)	731	4,386
Movies & Entertainment–0.00%
Deluxe Entertainment Services Group, Inc.(b)	9,343	6,073
Multi-Utilities–0.56%
CMS Energy Corp.	71,537	4,591,245
Oil & Gas Drilling–0.01%
McDermott International Ltd.(b)	11,873	42,149
Oil & Gas Equipment & Services–0.13%
Schlumberger Ltd.	56,942	1,032,928

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Fundamental Alternatives Fund

Shares		Value
Oil & Gas Exploration & Production–0.46%
Concho Resources, Inc.	20,439	$1,073,865
ConocoPhillips	17,790	665,168
EOG Resources, Inc.	14,583	683,213
Pioneer Natural Resources Co.	14,416	1,397,199
Sabine Oil & Gas Holdings, Inc.(b)	115	1,610
Tribune Resources, Inc., Wts. Expiring April 3, 2023(b)	7,861	236
		3,821,291
Oil & Gas Refining & Marketing–0.18%
Valero Energy Corp.	26,006	1,462,317
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P.(b)	10,819	1,515
Other Diversified Financial Services–0.01%
Crossmark Holdings, Inc.(b)	809	47,529
Paper Packaging–0.71%
Avery Dennison Corp.	18,008	2,041,027
Packaging Corp. of America	19,544	1,878,569
Sonoco Products Co.	37,167	1,923,021
		5,842,617
Pharmaceuticals–2.74%
Merck & Co., Inc.	78,265	6,279,984
Mylan N.V.(b)	227,684	3,667,989
Novartis AG, ADR (Switzerland)	71,749	5,893,463
Roche Holding AG (Switzerland)	19,499	6,746,818
		22,588,254
Property & Casualty Insurance–1.55%
Allstate Corp. (The)	44,933	4,241,226
Chubb Ltd.(d)	49,170	6,256,391
Progressive Corp. (The)	25,397	2,294,365
		12,791,982
Railroads–0.78%
Kansas City Southern	19,519	3,354,340
Union Pacific Corp.	17,894	3,101,925
		6,456,265
Regional Banks–0.15%
PNC Financial Services Group, Inc. (The)	11,714	1,249,532
Residential REITs–0.16%
Camden Property Trust	14,783	1,342,444
Restaurants–1.20%
McDonald’s Corp.(d)	51,074	9,922,657
Semiconductor Equipment–0.90%
ASML Holding N.V., New York Shares (Netherlands)	21,121	7,470,920
Semiconductors–3.33%
QUALCOMM, Inc.	81,425	8,599,294
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	206,655	16,303,013
Xilinx, Inc.	23,770	2,551,710
		27,454,017
Shares		Value
Specialty Chemicals–0.42%
Celanese Corp.	35,553	$3,455,752
Specialty Stores–0.00%
Gymboree Corp.(b)(c)	11,737	0
Gymboree Corp.(b)(c)	4,118	0
		0
Steel–0.19%
Steel Dynamics, Inc.	57,701	1,581,584
Systems Software–1.14%
Microsoft Corp.(d)	45,786	9,386,588
Technology Hardware, Storage & Peripherals–1.41%
Apple, Inc.(d)	27,407	11,649,071
Textiles–0.00%
Sunguard Availability Services Capital, Inc.(b)	225	3,244
Tobacco–1.42%
Philip Morris International, Inc.(d)	152,688	11,727,965
Wireless Telecommunication Services–0.85%
T-Mobile US, Inc.(b)	65,063	6,986,465
Total Common Stocks & Other Equity Interests (Cost $261,652,263)		352,654,978
Principal Amount
U.S. Dollar Denominated Bonds & Notes–14.07%
Air Freight & Logistics–0.28%
FedEx Corp., 3.10%, 08/05/2029	$2,090,000	2,330,022
Auto Parts & Equipment–0.29%
Aptiv PLC, 4.35%, 03/15/2029	2,205,000	2,435,777
Automotive Retail–0.57%
AutoZone, Inc., 3.75%, 04/18/2029	2,031,000	2,388,127
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	1,933,000	2,293,584
		4,681,711
Broadcasting–0.29%
Discovery Communications LLC, 3.95%, 03/20/2028	2,060,000	2,359,130
Building Products–0.29%
Allegion PLC, 3.50%, 10/01/2029	2,173,000	2,373,153
Construction Machinery & Heavy Trucks–0.28%
Oshkosh Corp., 4.60%, 05/15/2028	2,001,000	2,280,009
Diversified Banks–3.18%
Bank of America Corp., Series X, 6.25%(e)	8,583,000	9,330,635
Citigroup, Inc., 5.90%(e)	8,920,000	9,375,009
Toronto-Dominion Bank (The) (Canada), Series 39, -, 08/03/2021(f)	3,800,000	3,815,174
Wells Fargo Bank N.A., 0.77% (3 mo. USD LIBOR + 0.51%), 10/22/2021(g)	3,728,000	3,743,249
		26,264,067
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Fundamental Alternatives Fund

	Principal Amount	Value
Electric Utilities–0.28%
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	$1,937,000	$2,293,431
Electronic Components–0.29%
Amphenol Corp., 2.80%, 02/15/2030	2,152,000	2,375,268
Fertilizers & Agricultural Chemicals–0.28%
FMC Corp., 3.45%, 10/01/2029	2,060,000	2,330,772
General Merchandise Stores–0.56%
Dollar General Corp., 3.88%, 04/15/2027	1,955,000	2,282,384
Dollar Tree, Inc., 4.20%, 05/15/2028	1,960,000	2,333,532
		4,615,916
Health Care Equipment–0.55%
Becton, Dickinson and Co., 3.70%, 06/06/2027	1,964,000	2,248,702
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	2,050,000	2,268,994
		4,517,696
Health Care Services–0.54%
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	2,100,000	2,324,542
Quest Diagnostics, Inc., 4.70%, 04/01/2021	2,090,000	2,145,203
		4,469,745
Industrial Conglomerates–0.56%
Carlisle Cos., Inc., 3.75%, 12/01/2027	2,063,000	2,333,452
Roper Technologies, Inc., 4.20%, 09/15/2028	1,906,000	2,307,094
		4,640,546
Industrial Machinery–0.26%
Fortive Corp., 2.35%, 06/15/2021	2,117,000	2,150,655
Investment Banking & Brokerage–1.09%
Goldman Sachs Group, Inc. (The), Series M, 4.37% (3 mo. USD LIBOR + 3.92%)(e)(g)	9,191,000	9,028,804
Managed Health Care–0.27%
Humana, Inc., 3.95%, 03/15/2027	1,972,000	2,271,194
Multi-Utilities–0.27%
DTE Energy Co., Series C, 3.40%, 06/15/2029	2,029,000	2,262,988
Office REITs–0.28%
Alexandria Real Estate Equities, Inc., 3.80%, 04/15/2026	2,029,000	2,330,174
Oil & Gas Exploration & Production–0.37%
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(h)	3,177,000	3,093,604
	Principal Amount	Value
Packaged Foods & Meats–0.53%
Campbell Soup Co., 3.30%, 03/15/2021	$2,107,000	$2,143,596
Conagra Brands, Inc., 4.60%, 11/01/2025	1,920,000	2,241,003
		4,384,599
Paper Packaging–0.55%
Avery Dennison Corp., 4.88%, 12/06/2028	1,845,000	2,264,060
Packaging Corp. of America, 3.40%, 12/15/2027	1,996,000	2,263,106
		4,527,166
Railroads–0.28%
Kansas City Southern, 2.88%, 11/15/2029	2,095,000	2,309,719
Retail REITs–0.27%
Digital Realty Trust L.P., 2.75%, 02/01/2023	2,102,000	2,210,263
Specialized REITs–0.83%
American Tower Corp., 3.95%, 03/15/2029	1,929,000	2,280,555
Crown Castle International Corp., 3.10%, 11/15/2029	2,001,000	2,235,987
Weyerhaeuser Co., 4.00%, 11/15/2029	1,985,000	2,308,952
		6,825,494
Specialty Chemicals–0.28%
Celanese US Holdings LLC, 3.50%, 05/08/2024	2,146,000	2,288,656
Steel–0.27%
Steel Dynamics, Inc., 5.00%, 12/15/2026	2,055,000	2,192,861
Systems Software–0.28%
VMware, Inc., 3.90%, 08/21/2027	2,120,000	2,335,969
Total U.S. Dollar Denominated Bonds & Notes (Cost $111,888,653)		116,179,389

Asset-Backed Securities–11.83%
Accredited Mortgage Loan Trust, Series 2005-3, Class M3, 0.65% (1 mo. USD LIBOR + 0.48%), 09/25/2035(g)	3,398,720	3,274,634
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class M1, 0.82% (1 mo. USD LIBOR + 0.65%), 04/25/2034(g)	3,558,338	3,455,717
Asset Backed Funding Certificates Trust, Series 2005-HE2, Class M3, 0.96% (1 mo. USD LIBOR + 0.78%), 06/25/2035(g)	1,449,318	1,449,765
Centex Home Equity Loan Trust, Series 2005-D, Class M5, 0.81% (1 mo. USD LIBOR + 0.64%), 10/25/2035(g)	1,281,000	1,200,174
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M3, 1.13% (1 mo. USD LIBOR + 0.95%), 10/25/2034(g)	1,204,788	1,175,681
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Fundamental Alternatives Fund

Principal Amount		Value

First NLC Trust, Series 2005-4, Class A4, 0.57% (1 mo. USD LIBOR + 0.39%), 02/25/2036(g)	$7,009,252	$6,869,577
GSAMP Trust,
Series 2005-HE4, Class M-3, 0.95% (1 mo. USD LIBOR + 0.78%), 07/25/2045(g)	3,300,000	3,106,840
Series 2005-HE5, Class M-3, 0.87% (1 mo. USD LIBOR + 0.46%), 11/25/2035(g)	8,121,777	7,847,862
Series 2007-HSBC1, Class M-4, 2.42% (1 mo. USD LIBOR + 2.25%), 02/25/2047(g)	6,600,000	6,674,600
Home Equity Asset Trust, Series 2005-5, Class M2, 0.69% (1 mo. USD LIBOR + 0.77%), 11/25/2035(g)	236,914	237,224
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 0.91% (1 mo. USD LIBOR + 0.74%), 08/25/2035(g)	539,246	540,984
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M2, 0.62% (1 mo. USD LIBOR + 0.45%), 12/25/2035(g)	1,319,720	1,319,058
JP Morgan Mortgage Acquisition Trust,
Series 2006-HE2, Class M1, 0.48% (1 mo. USD LIBOR + 0.30%), 07/25/2036(g)	5,812,000	5,205,223
Series 2007-CH1, Class MV8, 1.17% (1 mo. USD LIBOR + 1.00%), 11/25/2036(g)	5,400,000	5,251,497
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 4.35%, 04/21/2034	115,958	114,955
Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.50%, 12/15/2032(h)(i)	3,941,603	3,431,000
New Century Home Equity Loan Trust, Series 2005-2, Class M3, 0.91% (1 mo. USD LIBOR + 0.74%), 06/25/2035(g)	5,457,237	5,421,501
Opteum Mortgage Acceptance Corp., Series 2006-1, Class 1AC2, 0.52% (1 mo. USD LIBOR + 0.35%), 04/25/2036(g)	3,385,509	3,147,253
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 0.66% (1 mo. USD LIBOR + 0.48%), 08/25/2035(g)	2,087,121	2,085,290
Residential Asset Mortgage Products, Inc. Trust,
Series 2005-RS2, Class M4, 0.90% (1 mo. USD LIBOR + 0.72%), 02/25/2035(g)	3,522,579	3,522,004
Series 2006-EFC1, Class M2, 0.57% (1 mo. USD LIBOR + 0.40%), 02/25/2036(g)	5,490,000	5,350,112
Series 2006-NC3, Class A3, 0.44% (1 mo. USD LIBOR + 0.27%), 03/25/2036(g)	9,466,425	9,412,289
Principal Amount		Value

Residential Asset Securities Corp. Trust,
Series 2005-KS8, Class M5, 0.81% (1 mo. USD LIBOR + 0.64%), 08/25/2035(g)	$2,993,634	$2,906,155
Series 2006-KS2, Class M2, 0.56% (1 mo. USD LIBOR + 0.39%), 03/25/2036(g)	14,625,000	14,126,625
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class A2, 0.49% (1 mo. USD LIBOR + 0.32%), 05/25/2037(g)(h)	536,115	536,475
Total Asset-Backed Securities (Cost $87,871,958)		97,662,495
Variable Rate Senior Loan Interests–8.16%(j)(k)
Advertising–0.01%
Checkout Holding Corp.,
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%), 02/15/2023	129,106	79,400
9.50%, 08/15/2023	95,817	21,319
		100,719
Alternative Carriers–0.24%
CenturyLink, Inc., Term Loan B, 2.41% (1 mo. USD LIBOR + 2.25%), 03/15/2027	1,990,000	1,921,594
Inmarsat Finance PLC (United Kingdom), Term Loan, 0.38% (3 mo. USD LIBOR + 4.50%), 12/11/2026	29,441	28,766
		1,950,360
Cable & Satellite–0.41%
Charter Communications Operating LLC, Term Loan B-1, 1.92% (1 mo. USD LIBOR + 1.75%), 04/30/2025	1,741,071	1,707,747
CSC Holdings LLC, Term Loan, 2.42% (1 mo. USD LIBOR + 2.25%), 07/17/2025	1,741,003	1,688,416
		3,396,163
Coal & Consumable Fuels–0.01%
Murray Energy Corp.,
Term Loan B-3, -, 10/17/2022(l)(m)	462,754	9,255
Term Loan B-2, -, 09/19/2026(l)(m)	1,717,274	47,225
		56,480
Communications Equipment–0.02%
MLN US Holdco LLC, First Lien Term Loan B, 4.67% (1 mo. USD LIBOR + 4.50%), 11/30/2025	213,696	176,469
Diversified Chemicals–1.13%
Axalta Coating Systems US Holdings, Inc., Term Loan B-3, 2.06% (3 mo. USD LIBOR + 1.75%), 06/01/2024	9,532,518	9,345,823
Diversified REITs–0.21%
iStar Financial, Inc., Term Loan, 2.93% (3 mo. USD LIBOR + 2.75%), 06/28/2023(c)	1,750,000	1,710,625
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Fundamental Alternatives Fund

Principal Amount		Value
Electric Utilities–0.55%
Vistra Operations Co. LLC, Incremental Term Loan, 1.91% (1 mo. USD LIBOR + 1.75%), 12/31/2025	$4,584,450	$4,522,858
Equipment Leasing–0.91%
Delos Finance S.a.r.l. (Luxembourg), Term Loan, 2.06% (3 mo. USD LIBOR + 1.75%), 10/06/2023	7,784,000	7,537,831
Health Care Services–0.21%
DaVita HealthCare Partners, Inc., Term Loan B-1, 1.91% (1 mo. USD LIBOR + 1.75%), 08/12/2026	1,741,250	1,711,431
Hotels, Resorts & Cruise Lines–1.18%
Hilton Worldwide Finance LLC, Term Loan B-2, 1.92% (1 mo. USD LIBOR + 1.75%), 06/22/2026	10,146,798	9,785,318
Internet Services & Infrastructure–0.01%
Internap Corp.,
First Lien Term Loan, 11.00% (1 mo. USD LIBOR + 10.00%), 05/08/2023(c)	19,211	18,826
Second Lien Term Loan, 4.00% (1 mo. USD LIBOR + 3.00%), 05/08/2025(c)	58,340	39,380
		58,206
Leisure Facilities–0.00%
Town Sports International LLC, Term Loan, 4.50% (3 mo. USD LIBOR + 3.50%), 11/15/2020	123,478	18,776
Movies & Entertainment–0.68%
Deluxe Entertainment Services Group, Inc.,
First Lien Term Loan, 6.00% 1.50% PIK Rate, 6.45% Cash Rate, 03/25/2024	47,633	43,465
Second Lien Term Loan, 2.50% 2.50% PIK Rate, 9.95% Cash Rate, 09/25/2024(c)	46,269	34,933
Live Nation Entertainment, Inc., Term Loan B-4, 1.94% (3 mo. USD LIBOR + 1.75%), 10/19/2026	5,894,543	5,506,505
		5,584,903
Oil & Gas Drilling–0.01%
McDermott International Ltd.,
Term Loan, 3.17%, (1 mo. USD LIBOR + 3.00%), 06/30/2024(c)	24,137	21,723
0.50%, 06/30/2024(c)(n)	96,928	88,690
		110,413
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Revolver Loan, 5.00%, 01/31/2025(c)(n)	18,571	17,364
Principal Amount		Value
Other Diversified Financial Services–0.01%
Crossmark Holdings, Inc., Term Loan, 11.00% (3 mo. USD LIBOR + 10.00%), 07/26/2023(c)	$43,641	$43,205
PGX Holdings, Inc., Second Lien Term Loan, 10.77% (3 mo. USD LIBOR + 9.00%), 09/30/2024(c)	52,921	10,584
		53,789
Publishing–0.57%
Ascend Learning LLC, Term Loan, 4.00% (1 mo. USD LIBOR + 3.00%), 07/12/2024	4,763,265	4,682,147
Semiconductors–1.30%
ON Semiconductor Corp., Term Loan B-4, 2.16% (3 mo. USD LIBOR + 2.00%), 09/19/2026	10,917,453	10,761,389
Specialized REITs–0.20%
Iron Mountain, Inc., Term Loan B, 1.91% (1 mo. USD LIBOR + 1.75%), 01/02/2026	1,741,094	1,680,156
Technology Hardware, Storage & Peripherals–0.21%
Dell International LLC, Term Loan B-1, 2.75% (1 mo. USD LIBOR + 2.00%), 09/19/2025	1,732,456	1,711,675
Trading Companies & Distributors–0.21%
United Rentals North America, Inc., Term Loan, 1.91% (1 mo. USD LIBOR + 1.75%), 10/31/2025	1,741,139	1,731,563
Trucking–0.08%
Western Express, Inc., Second Lien Term Loan, 8.61% (3 mo. USD LIBOR + 8.25%), 02/23/2022(c)	656,208	649,777
Total Variable Rate Senior Loan Interests (Cost $71,269,706)		67,354,235
Shares
Exchange-Traded Funds–3.64%
iShares® Gold Trust - ETF (Cost $ 23,549,026)(b)	1,591,300	30,011,918
Preferred Stocks–0.01%
Oil & Gas Storage & Transportation–0.01%
Southcross Energy Partners L.P., Series A, Pfd.	68,466	47,927
Southcross Energy Partners L.P., Series B, Pfd.	19,728	27,126
Total Preferred Stocks (Cost $68,449)		75,053
Principal Amount
Event-Linked Bonds–0.00%
Multiple Event–0.00%
Atmos Re DAC (Ireland), Catastrophe Linked Notes, 4.50% (3 mo. EURIBOR + 4.50%), 02/14/2022(g)(h)	$200,000	3,239
Windstorm–0.00%
Akibare Re Ltd. (Japan), Catastrophe Linked Notes, 0.10%, 04/07/2023(h)	631,550	1,500
Total Event-Linked Bonds (Cost $860,989)		4,739
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Fundamental Alternatives Fund

Shares		Value
Money Market Funds–16.75%
Invesco Treasury Portfolio,Institutional Class, 0.07% (Cost $138,270,822)(o)	138,270,822	$138,270,822
Options Purchased–0.35%
(Cost $7,674,062)(p)		2,853,367
TOTAL INVESTMENTS IN SECURITIES–97.53% (Cost $703,105,928)		805,066,996
OTHER ASSETS LESS LIABILITIES—2.47%		20,366,616
NET ASSETS–100.00%		$825,433,612

Securities Sold Short
Shares		Value
Common Stocks & Other Equity Interests–(19.07)%
Aerospace & Defense–(0.36)%
Boeing Co. (The)	(18,777)	(2,966,766)
Agricultural & Farm Machinery–(0.19)%
CNH Industrial N.V. (United Kingdom)(b)	(236,305)	(1,604,511)
Application Software–(0.51)%
Splunk, Inc.(b)	(20,116)	(4,220,739)
Asset Management & Custody Banks–(0.54)%
Franklin Resources, Inc.	(213,393)	(4,491,923)
Automotive Retail–(0.06)%
CarMax, Inc.(b)	(5,231)	(507,250)
Commodity Chemicals–(0.52)%
LyondellBasell Industries N.V., Class A	(41,141)	(2,572,135)
Westlake Chemical Corp.	(31,716)	(1,728,522)
		(4,300,657)
Communications Equipment–(0.92)%
Arista Networks, Inc.(b)	(17,172)	(4,460,771)
Nokia OYJ, ADR (Finland)(b)	(653,708)	(3,124,724)
		(7,585,495)
Construction Machinery & Heavy Trucks–(1.26)%
Caterpillar, Inc.	(21,349)	(2,836,855)
Cummins, Inc.	(14,457)	(2,793,960)
PACCAR, Inc.	(35,314)	(3,004,515)
Terex Corp.	(93,537)	(1,763,173)
		(10,398,503)
Data Processing & Outsourced Services–(0.78)%
Western Union Co. (The)	(263,502)	(6,397,829)
Diversified Banks–(0.36)%
U.S. Bancorp	(80,297)	(2,958,141)
Diversified Metals & Mining–(0.42)%
Rio Tinto PLC, ADR (Australia)	(57,192)	(3,491,000)
Electrical Components & Equipment–(0.34)%
ABB Ltd., ADR (Switzerland)	(46,346)	(1,158,187)
Rockwell Automation, Inc.	(7,631)	(1,664,626)
		(2,822,813)
Electronic Components–(0.61)%
Corning, Inc.	(162,666)	(5,042,646)
Shares		Value
Food Distributors–(0.31)%
Chefs’ Warehouse, Inc. (The)(b)	(10,862)	$(125,239)
Performance Food Group Co.(b)	(19,673)	(551,237)
Sysco Corp.	(26,203)	(1,384,829)
US Foods Holding Corp.(b)	(24,101)	(489,250)
		(2,550,555)
Health Care Equipment–(1.65)%
Demant A/S (Denmark)(b)	(231,761)	(7,212,658)
Edwards Lifesciences Corp.(b)	(81,531)	(6,392,846)
		(13,605,504)
Industrial Conglomerates–(0.14)%
3M Co.	(7,403)	(1,113,929)
Industrial Machinery–(0.34)%
Colfax Corp.(b)	(41,644)	(1,211,007)
Kennametal, Inc.	(57,684)	(1,555,161)
		(2,766,168)
Integrated Oil & Gas–(0.55)%
Exxon Mobil Corp.	(87,893)	(3,698,538)
Occidental Petroleum Corp.	(55,615)	(875,382)
		(4,573,920)
IT Consulting & Other Services–(0.70)%
International Business Machines Corp.	(47,061)	(5,785,679)
Marine–(0.25)%
Kirby Corp.(b)	(44,367)	(2,051,530)
Metal & Glass Containers–(0.19)%
Greif, Inc., Class A	(45,978)	(1,599,575)
Oil & Gas Equipment & Services–(0.26)%
Dril-Quip, Inc.(b)	(63,400)	(2,110,586)
Oil & Gas Exploration & Production–(0.49)%
Apache Corp.	(56,503)	(867,321)
Hess Corp.	(64,122)	(3,155,444)
		(4,022,765)
Pharmaceuticals–(1.66)%
GlaxoSmithKline PLC, ADR (United Kingdom)	(83,190)	(3,354,221)
Hikma Pharmaceuticals PLC (Jordan)	(152,861)	(4,311,077)
Novo Nordisk A/S, ADR (Denmark)	(92,544)	(6,045,900)
		(13,711,198)
Real Estate Services–(0.40)%
Jones Lang LaSalle, Inc.	(33,601)	(3,323,475)
Regional Banks–(1.25)%
Bank of Hawaii Corp.	(26,117)	(1,479,006)
Commerce Bancshares, Inc.	(26,520)	(1,518,535)
Community Bank System, Inc.	(73,836)	(4,151,798)
Fulton Financial Corp.	(170,886)	(1,657,594)
Prosperity Bancshares, Inc.	(27,189)	(1,510,621)
		(10,317,554)
Restaurants–(1.35)%
Darden Restaurants, Inc.	(50,015)	(3,796,138)
Shake Shack, Inc., Class A(b)	(92,363)	(4,484,224)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Fundamental Alternatives Fund

Shares		Value
Restaurants–(continued)
Texas Roadhouse, Inc.	(51,169)	$(2,875,186)
		(11,155,548)
Retail REITs–(1.02)%
Federal Realty Investment TrustREIT	(69,434)	(5,297,814)
Weingarten Realty InvestorsREIT	(184,094)	(3,140,644)
		(8,438,458)
Semiconductors–(0.51)%
Intel Corp.	(88,677)	(4,232,553)
Shares		Value
Technology Hardware, Storage & Peripherals–(0.56)%
Hewlett Packard Enterprise Co.	(467,568)	$(4,614,896)
Trading Companies & Distributors–(0.57)%
Fastenal Co.	(50,049)	(2,354,305)
W.W. Grainger, Inc.	(6,931)	(2,367,144)
		(4,721,449)
Total Securities Sold Short (Total Proceeds $(167,485,329))		$(157,483,615)
Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
Pfd.	—Preferred
PIK	—Pay-in-Kind
REIT	—Real Estate Investment Trust
REITs	—Real Estate Investment Trusts
USD	—U.S. Dollar
Wts.	—Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was pledged as collateral to cover margin requirements for securities sold short. The aggregate value of collateral was segregated by the Fund was $28,369,824, which represents 18.01% of the value of securities sold short.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2020.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $7,065,818, which represented less than 1% of the Fund’s Net Assets.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	This variable rate interest will settle after July 31, 2020, at which time the interest rate will be determined.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,003,811	$226,354,957	$(247,858,064)	$-	$7,499,296	$-	$51,092
Invesco Oppenheimer Master Loan Fund	21,287,012	157,561	(19,241,484)	433,662	(2,636,751)	-	93,086
Invesco Treasury Portfolio, Institutional Class	-	222,760,826	(84,490,004)	-	-	138,270,822	33,402
Total	$35,290,823	$449,273,344	$(351,589,552)	$433,662	$4,862,545	$138,270,822	$177,580

(p)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Fundamental Alternatives Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	09/18/2020	139	$3,270.00		$45,453,000	$1,319,805
S&P 500 Index	Call	09/18/2020	98	3,360.00		32,928,000	465,010
Total Index Options Purchased			237				$1,784,815

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus CNH	Call	Goldman Sachs International	07/23/2021	CNH	7.15	USD	25,000,000	$ 567,150
USD versus HKD	Call	HSBC Bank USA, N.A.	07/23/2021	HKD	7.77	USD	65,000,000	469,235
Total Foreign Currency Options Purchased								$1,036,385

(a)	Over-The-Counter options purchased and swap agreements are collateralized by cash held with Counterparties in the amount of $350,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swaption	Put	Goldman Sachs International	0.52%	Receive	6 Month JPY LIBOR	Semi-Annually	01/26/2021	JPY	1,744,000,000	$906
10 Year Interest Rate Swaption	Put	Goldman Sachs International	0.49	Receive	6 Month JPY LIBOR	Semi-Annually	04/27/2021	JPY	5,250,000,000	9,989
10 Year Interest Rate Swaption	Put	Morgan Stanley Capital Services LLC	3.18	Receive	3 Month USD LIBOR	Quarterly	09/27/2021	USD	4,100,000	837
10 Year Interest Rate Swaption	Put	Morgan Stanley Capital Services LLC	3.25	Receive	3 Month USD LIBOR	Quarterly	10/12/2021	USD	100,250,000	20,435
Total Interest Rate Swaptions Purchased										$32,167

(a)	Over-The-Counter options purchased and swap agreements are collateralized by cash held with Counterparties in the amount of $350,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro Bund	81	September-2020	$16,937,894	$343,671	$343,671
Short Futures Contracts
Interest Rate Risk
Euro OAT	29	September-2020	(5,764,596)	(114,470)	(114,470)
Short-Term Euro-BTP	77	September-2020	(13,332,317)	(441,419)	(441,419)
Subtotal—Short Futures Contracts				(555,889)	(555,889)
Total Futures Contracts				$(212,218)	$(212,218)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/15/2020	J.P. Morgan Chase Bank, N.A.	THB	535,000,000	USD	17,280,083	$125,242
Currency Risk
09/15/2020	Citibank N.A.	GBP	2,300,000	USD	2,897,522	(113,863)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Fundamental Alternatives Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2020	HSBC Bank USA, N.A.	DKK	37,700,000	USD	5,734,275	$(234,401)
11/17/2020	J.P. Morgan Chase Bank, N.A.	CNY	70,420,000	USD	9,985,076	(30,531)
11/20/2020	J.P. Morgan Chase Bank, N.A.	USD	5,809,707	CNY	40,731,200	(17,664)
Subtotal—Depreciation						(396,459)
Total Forward Foreign Currency Contracts						$(271,217)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
iStar, Inc.	Buy	(5.00)%	Quarterly	12/20/2024	3.862%	USD	1,750,000	$(248,119)	$(83,743)	$164,376
CenturyLink	Buy	(1.00)	Quarterly	12/20/2024	3.025	USD	2,000,000	100,093	164,708	64,615
Neptune Finco	Buy	(5.00)	Quarterly	12/20/2024	1.570	USD	1,750,000	(282,140)	(251,683)	30,457
Markit CDX North America High Yield Index, Series 33, Version 10	Sell	5.00	Quarterly	12/20/2024	4.306	USD	19,201,000	(1,655,798)	(556,445)	1,099,353
Subtotal - Appreciation								(2,085,964)	(727,163)	1,358,801
Credit Risk
Khazanah Nasional Malaysia Bhd	Buy	(1.00)	Quarterly	12/20/2023	0.401	USD	1,200,000	(2,119)	(24,858)	(22,739)
Khazanah Nasional Malaysia Bhd	Buy	(1.00)	Quarterly	12/20/2022	0.278	USD	1,020,000	(10,082)	(18,135)	(8,053)
Khazanah Nasional Malaysia Bhd	Buy	(1.00)	Quarterly	06/20/2023	0.326	USD	1,600,000	(12,248)	(31,418)	(19,170)
Khazanah Nasional Malaysia Bhd	Buy	(1.00)	Quarterly	06/20/2024	0.457	USD	14,000,000	(254,807)	(296,926)	(42,119)
United Rentals North America	Buy	(5.00)	Quarterly	12/20/2024	1.174	USD	1,750,000	(281,322)	(289,691)	(8,369)
CCO Holdings LLC	Buy	(5.00)	Quarterly	12/20/2024	1.212	USD	1,750,000	(286,363)	(288,118)	(1,755)
Dell International LLC	Buy	(1.00)	Quarterly	12/20/2024	1.782	USD	1,750,000	90,908	55,129	(35,779)
Subtotal - Depreciation								(756,033)	(894,017)	(137,984)
Total Centrally Cleared Credit Default Swap Agreements								$(2,841,997)	$(1,621,180)	$1,220,817

(a)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Barclays Bank PLC	DaVinta Inc.	Buy	(5.00)%	Quarterly	12/20/2024	0.964%	USD	1,750,000	$(319,847)	$(305,371)	$14,476
Credit Risk
Citibank NA	CDX North America High Yield Index, Series 25, Version 15	Buy	(5.00)	Quarterly	12/20/2020	1.537	USD	936,000	9,020	(12,744)	(21,764)
Citibank NA	CDX North America High Yield Index, Series 25, Version 15	Buy	(5.00)	Quarterly	12/20/2020	1.537	USD	471,000	3,929	(6,413)	(10,342)
Citibank NA	South Africa Bonds	Buy	(1.00)	Quarterly	06/20/2025	3.101	USD	4,200,000	401,440	398,803	(2,637)
Goldman Sachs International	CDX North America High Yield Index, Series 25, Version 15	Buy	(5.00)	Quarterly	12/20/2020	1.537	USD	7,500,000	104,815	(102,113)	(206,928)
Goldman Sachs International	Iron Mountain, Inc.	Buy	(5.00)	Quarterly	12/20/2024	1.340	USD	1,750,000	(269,459)	(274,527)	(5,068)
Subtotal—Depreciation									249,745	3,006	(246,739)
Total Open Over-The-Counter Credit Default Swap Agreements									$(70,102)	$(302,365)	$(232,263)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Fundamental Alternatives Fund

(a)	Over-The-Counter options purchased and swap agreements are collateralized by cash held with Counterparties in the amount of $350,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	Bank of Commun-ications Co. Ltd., H Shares	One-Month HKDHIBOR Index minus 50 bps + 0.000%	Monthly	4,767,520	November—2020	$3,230,691	$—	$621,291	$621,291
Goldman Sachs International	Receive	China CITIC Bank Corp. Ltd., H Shares	One-Month HKDHIBOR Index minus 50 bps + 0.000%	Monthly	5,255,297	November—2020	3,038,112	—	779,788	779,788
Subtotal — Appreciation								—	1,401,079	1,401,079
Equity Risk
Goldman Sachs International	Receive	Suzano S.A.	Overnight Brazil Cetip DI rate minus 150 bps + 2.150%	Monthly	371,000	November—2020	3,019,434	—	(665,681)	(665,681)
Total — Total Return Swap Agreements								$—	$735,398	$735,398

(a)	Over-The-Counter options purchased and swap agreements are collateralized by cash held with Counterparties in the amount of $350,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
CNY	—Chinese Yuan Renminbi
DKK	—Danish Krone
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
THB	—Thai Baht
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Fundamental Alternatives Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$345,795,944	$6,859,024	$10	$352,654,978
U.S. Dollar Denominated Bonds & Notes	—	116,179,389	—	116,179,389
Asset-Backed Securities	—	97,662,495	—	97,662,495
Variable Rate Senior Loan Interests	—	64,719,128	2,635,107	67,354,235
Exchange-Traded Funds	30,011,918	—	—	30,011,918
Preferred Stocks	—	75,053	—	75,053
Event-Linked Bonds	—	4,739	—	4,739
Money Market Funds	138,270,822	—	—	138,270,822
Options Purchased	1,784,815	1,068,552	—	2,853,367
Total Investments in Securities	515,863,499	286,568,380	2,635,117	805,066,996
Other Investments - Assets*
Futures Contracts	343,671	—	—	343,671
Forward Foreign Currency Contracts	—	125,242	—	125,242
Swap Agreements	—	2,774,356	—	2,774,356
	343,671	2,899,598	—	3,243,269
Other Investments - Liabilities*
Securities Sold Short	(145,959,879)	(11,523,736)	—	(157,483,615)
Futures Contracts	(555,889)	—	—	(555,889)
Forward Foreign Currency Contracts	—	(396,459)	—	(396,459)
Swap Agreements	—	(1,050,404)	—	(1,050,404)
	(146,515,768)	(12,970,599)	—	(159,486,367)
Total Other Investments	(146,172,097)	(10,071,001)	—	(156,243,098)
Total Investments	$369,691,402	$276,497,379	$2,635,117	$648,823,898

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Fundamental Alternatives Fund to Invesco Fundamental Alternatives Fund.
Invesco Oppenheimer Fundamental Alternatives Fund